CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 786.5	$ 604.4
Operating expenses	450.4	382.7
Depreciation and depletion	234.2	195.4
Revenue less cost of goods sold	101.9	26.3
Corporate administration	24.5	21.3
Corporate restructuring	0.0	2.1
Share-based payment expenses	5.4	2.6
Exploration and business development	10.2	16.0
Income (loss) from operations	61.8	(15.7)
Finance income	7.5	3.8
Finance costs	(13.2)	(27.8)
Other losses	(115.3)	(25.7)
Loss before taxes	(59.2)	(65.4)
Income tax expense	(5.3)	(1.4)
Net loss	$ (64.5)	$ (66.8)
Loss per share
Basic (in dollars per share)	$ (0.09)	$ (0.10)
Diluted (in dollars per share)	$ (0.09)	$ (0.10)
Weighted average number of shares outstanding (in millions)
Basic (in shares)	684.0	681.9
Diluted (in shares)	684.0	681.9